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                            CLAYMORE SECURITIES, INC.
                            2455 WEST CORPORATE DRIVE
                              LISLE, ILLINOIS 60532

                               September 27, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4


         Re:      Ranson Unit Investment Trusts, Series 112
                             333-63004 CIK #1138554

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 3, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on September 22, 2004.

                                               Very truly yours,


                                               CLAYMORE SECURITIES, INC.

                                               /s/ Nicholas Dalmaso

                                               Nicholas Dalmaso
                                               Senior Managing Director and
                                                 General Counsel